Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of restricted cash and cash equivalents [text block]
(a) Restricted cash

	March 31, 2021	March 31, 2020	March 31, 2019
Current
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	400,971	332,605	313,057
Total restricted cash	400,971	332,605	313,057

(b) Non restricted cash

Current
Cash and bank balances	5,101,083	2,318,480	1,934,918

Total cash (a+b)	5,502,054	2,651,085	2,247,975
Bank overdraft used for cash management purposes	(123,666)	(1,235,794)	(1,553,203)
Cash and cash equivalents for the statement of cash flows	5,378,388	1,415,291	694,772